Related Parties - Summary of Loans and Deposits from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitment, Contingency And Related Party Transactions [Abstract]
Balance at beginning of year	$ 1,047	$ 934
Additions		173
Repayments	(93)	(60)
Balance at end of year	954	1,047
Deposits at end of year	$ 2,503	$ 4,612